Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	kymera Therapeutics, Inc. 2020 Stock Option and Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	3,201,997
Proposed Maximum Offering Price per Unit	37.55
Maximum Aggregate Offering Price	$ 120,234,987.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 18,407.98
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of Kymera Therapeutics, Inc. (the “Registrant”) which become issuable under the Kymera Therapeutics, Inc. 2020 Stock Option and Incentive Plan (as amended, the “Plan”) and the Kymera Therapeutics, Inc. Amended and Restated 2020 Employee Stock Purchase Plan (the “ESPP”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)
Represents an automatic increase of 3,201,997 shares of Common Stock to the number of shares available for issuance under the Plan, effective January 1, 2025. Shares available for issuance under the Plan were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on August 21, 2020 (File No. 333-248249), March 11, 2021 (File No. 333-254122), February 24, 2022 (File No. 333-262947), February 23, 2023 (File No. 333-269928) and February 22, 2024 (File No. 333-277242).

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Registrant’s Common Stock, as quoted on the Nasdaq Global Market, on February 21, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Kymera Therapeutics, Inc. Amended and Restated 2020 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	438,898
Proposed Maximum Offering Price per Unit	31.91
Maximum Aggregate Offering Price	$ 14,005,235.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,144.2
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 shall also cover any additional shares of common stock, $0.0001 par value per share (“Common Stock”), of Kymera Therapeutics, Inc. (the “Registrant”) which become issuable under the Kymera Therapeutics, Inc. 2020 Stock Option and Incentive Plan (as amended, the “Plan”) and the Kymera Therapeutics, Inc. Amended and Restated 2020 Employee Stock Purchase Plan (the “ESPP”), by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(4)
Represents an automatic increase of 438,898 shares of Common Stock to the number of shares available for issuance under the ESPP, effective January 1, 2025. Shares available for issuance under the ESPP were previously registered on registration statements on Form S-8 filed with the Securities and Exchange Commission on August 21, 2020 (File No. 333-248249), March 11, 2021 (File No. 333-254122), February 24, 2022 (File No. 333-262947), February 23, 2023 (File No. 333-269928) and February 22, 2024 (File No. 333-277242).

(5)
The price of $31.91 per share, which is 85% of the average of the high and low sale prices of the Common Stock of the Registrant as quoted on the Nasdaq Global Market on February 21, 2025, is set forth solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and has been used as these shares are without a fixed price. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the fair market value of a share of Common Stock on the first trading day of the offering period or on the exercise date, whichever is less.